Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2014
Stock Option Plan [Abstract]
Schedule of Stock-Based Payment Activity

A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2012		2013		2014
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted| average exercise price

Outstanding at beginning of the year	687,500	$10.23	1,685,500	$5.44	1,080,500	$7.29
Granted during the year	1,000,000	2.14	-	-	-	-
Exercised during the year	(2,000)	2.09	(605,000)	2.14	(230,000)	2.14
Cancelled or expired	-	-	-	-	(718,500)	9.88
Outstanding and exercisable at the end of the year	1,685,500	$5.44	1,080,500	$7.29	132,000	$2.14
Range of exercise price per share	$1.34 to $14.10		$1.34 to $14.10		$2.09 to $2.14